SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [abstract]
Disclosure of segment information

5.        SEGMENT INFORMATION

(a)         Segment results

The Group is engaged worldwide in the upstream operating activities of the conventional oil and gas, shale oil and gas, oil sands and other unconventional oil and gas business. The Group reports the business through three operating and reporting segments: E&P, trading business and corporate. These segments are operating segments whose financial information are reviewed by the Group’s chief operating decision marker when making decisions regarding allocating resources and assessing performance. The geographical information is separately disclosed in (b).

5         SEGMENT INFORMATION (continued)

(a)        Segment results (continued)

The following table presents the segment financial information for the Group for the years ended December 31, 2015, 2016 and 2017.

	E&P			Trading business			Corporate			Eliminations			Consolidated

	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017

External revenue	137,243	114,935	142,429	33,777	30,986	43,618	417	569	343	-	-	-	171,437	146,490	186,390
Intersegment revenue*	12,339	10,676	14,737	(12,339)	(10,676)	(14,737)	85	113	84	(85)	(113)	(84)	-	-	-

Total revenue	149,582	125,611	157,166	21,438	20,310	28,881	502	682	427	(85)	(113)	(84)	171,437	146,490	186,390

Segment profit/(loss) for the year	15,695	(346)	23,863	879	656	808	6,048	30,701	6,391	(2,376)	(30,374)	(6,385)	20,246	637	24,677

Amounts included in the measure of segment profit or loss
Operating expenses	(28,372)	(23,220)	(24,282)	-	-	-	-	-	-	-	9	-	(28,372)	(23,211)	(24,282)
Taxes other than income tax	(10,748)	(6,901)	(7,169)	7	-	-	(29)	(40)	(41)	-	-	-	(10,770)	(6,941)	(7,210)
Exploration expenses	(9,973)	(7,393)	(6,896)	-	-	-	-	-	-	73	34	15	(9,900)	(7,359)	(6,881)
Depreciation, depletion and amortization	(72,665)	(68,333)	(60,834)	(324)	(144)	(67)	(509)	(470)	(423)	59	40	67	(73,439)	(68,907)	(61,257)
Impairment and provision	(2,690)	(12,180)	(9,161)	(56)	9	-	-	-	31	-	-	-	(2,746)	(12,171)	(9,130)
Selling and administrative expenses	(3,644)	(4,920)	(4,966)	(340)	(296)	(269)	(1,733)	(1,307)	(1,654)	12	30	28	(5,705)	(6,493)	(6,861)
Interest income	147	217	315	-	1	-	1,028	1,805	1,571	(302)	(1,122)	(1,233)	873	901	653
Finance costs	(3,407)	(3,384)	(3,274)	(1)	(1)	(1)	(3,369)	(4,183)	(3,011)	659	1,322	1,242	(6,118)	(6,246)	(5,044)
Share of profits/(losses) of associates and a joint venture	(117)	(63)	(88)	-	-	-	2,020	(13)	943	-	-	-	1,903	(76)	855
Income tax (expense)/credit	44	3,811	(11,236)	(8)	(24)	(3)	3,080	2,125	(441)	-	-	-	3,116	5,912	(11,680)

Other segment information
Investments in associates and a joint venture	800	737	655	-	-	-	27,613	29,258	28,491	-	-	-	28,413	29,995	29,146
Others	532,765	497,413	457,780	3,336	1,898	3,588	344,037	342,810	340,329	(244,189)	(234,435)	(213,624)	635,949	607,686	588,073

Segment assets	533,565	498,150	458,435	3,336	1,898	3,588	371,650	372,068	368,820	(244,189)	(234,435)	(213,624)	664,362	637,681	617,219

Segment liabilities	(364,056)	(331,339)	(301,167)	(2,243)	(947)	(2,375)	(145,475)	(138,352)	(124,794)	233,453	215,328	191,092	(278,321)	(255,310)	(237,244)

Capital expenditure	66,122	49,122	52,790	11	-	-	386	395	421	-	-	-	66,519	49,517	53,211

* Certain oil and gas produced by the E&P segment are sold via the trading business segment. For the Group's chief operating decision maker's assessment of segment performance, these revenues are reclassified back to E&P segment.

5.        SEGMENT INFORMATION (continued)

(b)         Geographical information

The Group mainly engages in the exploration, development, production and sale of crude oil, natural gas and other petroleum products in offshore China. Activities outside the PRC are mainly conducted in Canada, the United States of America, the United Kingdom, Nigeria, Argentina, Indonesia, Uganda, Iraq, Brazil and Australia etc.

In presenting the Group’s geographical information, revenues from external customers are based on the location of the Group’s customers, and non-current assets are attributed to the segments based on the location of the Group’s assets. 65% (2016: 70%, 2015: 73%) of the Group’s revenues are generated from PRC customers, and revenues generated from customers in other locations are individually less than 10%.

The following table presents certain non-current assets information for the Group’s geographical information for the years ended December 31, 2015, 2016 and 2017.

	PRC			Canada			Others			Consolidated

	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017

Property, plant and equipment	193,359	174,853	162,027	105,383	103,173	95,552	155,399	154,439	138,289	454,141	432,465	395,868
Investments in associates and a joint venture	3,499	3,451	3,680	816	-	-	24,098	26,544	25,466	28,413	29,995	29,146
Other non-current assets	7,087	6,593	8,502	694	731	605	47	98	141	7,828	7,422	9,248

(c)         Information about major customers

The current year's revenue of approximately RMB15,488 million (2016: approximately RMB9,659 million, 2015: approximately RMB14,692 million ) was derived from sales by the E&P segment and the trading business segment to China Petroleum & Chemical Corporation. Sales to CNOOC Group are included in Note 28 (iii).